OTHER ACCRUED EXPENSES - 10-K (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Current portion of finance lease liabilities	$ 991	$ 942	$ 37,895
Amounts due to former Plum shareholders		0	36,586
Other		69,007	52,678
Total other accrued expenses	$ 75,003	$ 69,949	$ 127,159